PROPERTY AND EQUIPMENT, NET	9 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	March 31, 2023	June 30, 2022
Production equipment	$29,788	$—
Leasehold improvements	19,698	—
Other equipment	7,638	—
Construction in progress (CIP)	436,913	391,408
Gross property and equipment	494,037	391,408
Less: accumulated depreciation	(15,917)
Property and equipment, net	$478,120	$391,408

The Company recorded an expense of $6,406 and $15,917 in relation to the depreciation of property and equipment for the three and nine months ended March 31, 2023, respectively. There was no depreciation of property and equipment during the three and nine months ended March 31, 2022.

During the three and nine months ended March 31, 2023, the Company incurred a cost of $5,368 and $91,010, respectively, towards the construction of a building at the University of Newcastle. The Australian government reimbursed the Company for 50% of the incurred costs. Therefore, the Company has recorded the CIP as net of reimbursement received as of March 31, 2023.

The following table summarizes the amount of CIP recorded in property and equipment, net on the condensed consolidated balance sheets:

	March 31, 2023	June 30, 2022
Investments in construction in progress	$873,826	$782,816
Less: 50% contributed under government grant	(436,913)	(391,408)
Gross property and equipment	$436,913	$391,408